Share Capital and Share Premium (Details) - USD ($)	Dec. 31, 2024	Apr. 14, 2023	Oct. 31, 2024
Share Capital and Share Premium (Details) [Line Items]
Share capital stock and share premium amounts	$ 70,553,693
Total share capital	401,272
Share Purchase Agreement [Member]
Share Capital and Share Premium (Details) [Line Items]
Sale Of Stock Value		$ 50,000,000
Number of shares issued (in Shares)			30,103
Shares issued (amount)			$ 301
Board of Directors Chairman [Member]
Share Capital and Share Premium (Details) [Line Items]
Share capital	$ 15,330
Issue of share capital (shares) (in Shares)	1,532,969